TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	2025	2024
	US$	US$
Current
Trade payables	6,004,071	1,309,067
Accruals	1,307,087	259,325
Other payables	178,239	749,438
Total trade and other payables	7,489,397	2,317,830